FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Risk Management Contracts on the Consolidated Balance Sheets (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedging instruments [line items]
Current asset	$ 3.5	$ 0.0
Non-current asset	4.5	1.9
Current liability	(4.2)	(40.0)
Non-current liability	0.0	(18.6)
Risk management contracts
Disclosure of detailed information about hedging instruments [line items]
Current asset	3.5	0.0
Non-current asset	4.5	1.9
Current liability	(4.2)	(40.0)
Non-current liability	0.0	(18.6)
Gross derivative amounts	$ 3.8	$ (56.7)